Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Accrued Expenses and Other Current Liabilities
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2014	2015
	RMB	RMB
Accrued advertising expense	186,766	193,785
Accrued shipping and handling expenses	573,846	1,032,123
Accrued payroll	327,111	425,102
Social benefit provision	27,407	60,911
Deposits from delivery service providers	75,547	93,629
Other tax payable	106,758	38,264
Income tax payable	102,390	216,770
VAT tax payable	345,751	289,633
Accrued rental expenses	38,829	58,276
Accrued administrative expenses	32,406	52,672
Amounts received on behalf of third-party merchants (Note a)	446,876	388,388
Payables for repurchase of ordinary shares (note 21)	—	194,514
Interest payable	17,398	17,385
Others	59,671	43,170

Total	2,340,756	3,104,622

Note	a: Amounts relate to the cash collected on behalf of third-party merchants which the Company provides platform access for sales of their products.